FAIR VALUE MEASUREMENTS (Tables) - Compass Digital Acquisition Corp [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets and liabilities that are measured at fair value at September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2025	Level	December 31, 2024
Liabilities:
Private Placement Warrants (1)	Level 2	$241,603	Level 2	$48,321
Public Warrants (1)	Level 2	$354,008	Level 2	$70,802
Non-redemption Liability (1)	Level 3	$6,025,173	Level 3	$4,028,008
Polar Capital Investment Payable	Level 3	$227,273	Level 3	$227,273

(1)	Measured at fair value on a recurring basis.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024, and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2024	Level	December 31, 2023
Liabilities:
Private Placement Warrants (1)	Level 2	$48,321	Level 2	$238,704
Public Warrants (1)	Level 2	$70,802	Level 2	$349,760
Non-redemption Liability (1)	Level 3	$4,028,008	N/A	$-
Polar Capital Investment Payable	Level 3	$227,273	Level 3	$90,909

(1)	Measured at fair value on a recurring basis.

SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2024	$48,321	$70,802	$119,123
Change in fair value (1)	50,253	73,633	123,886
Fair value as of March 31, 2025	$98,574	$144,435	$243,009
Change in fair value (1)	143,029	209,573	352,602
Fair value as of June 30, 2025	$241,603	$354,008	$595,611
Change in fair value (1)	—	—	—
Fair value as of September 30, 2025	$241,603	$354,008	$595,611

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2023	$238,704	$349,760	$588,464
Change in fair value (1)	205,846	301,615	507,461
Fair value as of March 31, 2024	$444,550	$651,375	$1,095,925
Change in fair value (1)	(155,109)	(227,273)	(382,382)
Fair value as of June 30, 2024	$289,441	$424,102	$713,543
Change in fair value (1)	5,315	7,788	13,103
Fair value as of September 30, 2024	$294,756	$431,890	$726,646

(1)	Changes in fair value are recognized in change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2023	$238,704	$349,760	$588,464
Change in fair value (1)	(190,383)	(278,958)	(469,341)
Fair value as of December 31, 2024	$48,321	$70,802	$119,123

(1)	Changes in fair value are recognized in changes in fair value of warrant liabilities in the accompanying statements of operations.